Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Minimum Lease Payment
RMB
Year ending December 31:
2019	71,812
2020	57,253
2021	34,499
2022	19,048
2023	10,571
Thereafter	7,306
Total	200,489